UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH INCOME FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48448-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
October 31, 2014 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (63.0%)

              CONSUMER DISCRETIONARY (9.4%)
              ----------------------------
              ADVERTISING (0.8%)
$    1,000    Advantage Sales & Marketing Inc. (a)                    7.50%      7/25/2022        $       997
     1,000    Anna Merger Sub, Inc. (b)                               7.75      10/01/2022              1,021
     5,000    Checkout Holding Corp. (a)                              7.75       4/11/2022              4,781
     5,000    Clear Channel Worldwide Holdings, Inc.                  7.63       3/15/2020              5,344
     2,240    iHeartCommunications, Inc. (a)                          6.90       1/30/2019              2,119
     4,310    iHeartCommunications, Inc. (a)                          7.65       7/30/2019              4,163
                                                                                                  -----------
                                                                                                       18,425
                                                                                                  -----------
              APPAREL RETAIL (1.0%)
    18,162    L Brands, Inc.                                          6.95       3/01/2033             18,979
     2,362    L Brands, Inc.                                          7.60       7/15/2037              2,587
                                                                                                  -----------
                                                                                                       21,566
                                                                                                  -----------
              AUTO PARTS & EQUIPMENT (0.1%)
     2,000    Lear Corp.                                              4.75       1/15/2023              2,015
                                                                                                  -----------
              AUTOMOTIVE RETAIL (0.5%)
     5,000    CST Brands, Inc.                                        5.00       5/01/2023              4,987
     5,000    Group 1 Automotive, Inc. (b)                            5.00       6/01/2022              4,975
     1,400    Murphy Oil USA, Inc.                                    6.00       8/15/2023              1,474
                                                                                                  -----------
                                                                                                       11,436
                                                                                                  -----------
              BROADCASTING (0.2%)
     4,000    Univision Communications, Inc. (b)                      8.50       5/15/2021              4,350
                                                                                                  -----------
              CABLE & SATELLITE (1.2%)
     5,000    Cablevision Systems Corp.                               8.00       4/15/2020              5,744
     5,000    CCO Holdings, LLC                                       6.63       1/31/2022              5,331
     5,000    CCO Holdings, LLC                                       5.75       1/15/2024              5,131
     5,000    Cequel Communications Holdings I, LLC &
                  Cequel Capital Corp. (b)                            6.38       9/15/2020              5,238
     1,000    Charter Communications Operating, LLC (a)               4.25       9/12/2021              1,008
     5,000    Mediacom Broadband, LLC                                 6.38       4/01/2023              5,300
                                                                                                  -----------
                                                                                                       27,752
                                                                                                  -----------
              CASINOS & GAMING (2.7%)
     4,000    Caesar's Entertainment Operating Co., Inc.              8.50       2/15/2020              3,020
     9,925    Caesar's Entertainment Resort Properties, LLC (a)       7.00      10/11/2020              9,496
     6,000    Chester Downs & Marina, LLC (b)                         9.25       2/01/2020              5,370
     1,500    Eldorado Resorts, LLC (b)                               8.63       6/15/2019              1,609
     7,500    Golden Nugget Escrow, Inc. (b)                          8.50      12/01/2021              7,491
     2,472    Inn of the Mountain Gods Resort & Casino (b)            9.25      11/30/2020              2,410
     4,000    Isle of Capri Casinos                                   8.88       6/15/2020              4,300
     5,000    Marina District Finance Co., Inc.                       9.88       8/15/2018              5,281
     8,000    MGM Resorts International                               8.63       2/01/2019              9,300
     3,050    MTR Gaming Group, Inc.                                 11.50       8/01/2019              3,363
     5,000    Pinnacle Entertainment, Inc.                            8.75       5/15/2020              5,337

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$    5,000    Scientific Games International, Inc.                    6.25%      9/01/2020        $     4,025
                                                                                                  -----------
                                                                                                       61,002
                                                                                                  -----------
              DEPARTMENT STORES (0.2%)
     2,100    Macy's Retail Holdings, Inc.                            7.88       8/15/2036              2,308
     2,000    Neiman Marcus Group Ltd. (b)                            8.00      10/15/2021              2,143
                                                                                                  -----------
                                                                                                        4,451
                                                                                                  -----------
              HOMEBUILDING (0.6%)
     5,000    Beazer Homes USA, Inc.                                  9.13       5/15/2019              5,244
     2,000    D.R. Horton, Inc.                                       5.75       8/15/2023              2,138
     5,000    KB Home                                                 7.50       9/15/2022              5,412
                                                                                                  -----------
                                                                                                       12,794
                                                                                                  -----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000    Royal Caribbean Cruises Ltd.                            5.25      11/15/2022              5,250
                                                                                                  -----------
              MOVIES & ENTERTAINMENT (0.1%)
     2,000    Production Resource Group, Inc.                         8.88       5/01/2019              1,520
                                                                                                  -----------
              PUBLISHING (0.6%)
       195    American Media, Inc. (b)                               13.50       6/15/2018                190
     5,900    McGraw-Hill Global Education Holdings, LLC (a)          5.75       3/22/2019              5,932
     7,500    McGraw-Hill Global Education Holdings, LLC              9.75       4/01/2021              8,512
                                                                                                  -----------
                                                                                                       14,634
                                                                                                  -----------
              RESTAURANTS (0.2%)
     4,000    NPC International, Inc.                                10.50       1/15/2020              4,190
                                                                                                  -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     2,970    Weight Watchers International, Inc. (a)                 4.00       4/02/2020              2,284
                                                                                                  -----------
              SPECIALTY STORES (0.7%)
     2,500    Guitar Center, Inc. (b)                                 6.50       4/15/2019              2,292
     2,500    Guitar Center, Inc. (b)                                 9.63       4/15/2020              1,841
     4,900    Harbor Freight Tools USA, Inc. (a)                      4.75       7/26/2019              4,906
     7,000    Toys R Us Property Co. II, LLC                          8.50      12/01/2017              7,035
                                                                                                  -----------
                                                                                                       16,074
                                                                                                  -----------
              TIRES & RUBBER (0.2%)
     5,000    Goodyear Tire & Rubber Co.                              6.50       3/01/2021              5,375
                                                                                                  -----------
              Total Consumer Discretionary                                                            213,118
                                                                                                  -----------

              CONSUMER STAPLES (1.6%)
              ----------------------
              PACKAGED FOODS & MEAT (1.6%)
     5,000    B&G Foods, Inc.                                         4.63       6/01/2021              4,925
     4,882    Chiquita Brands International, Inc.                     7.88       2/01/2021              5,376
     5,000    JBS USA, LLC (b)                                        5.88       7/15/2024              5,038
    15,000    Kraft Foods Group, Inc.                                 3.50       6/06/2022             15,377
     5,000    Smithfield Foods, Inc. (b)                              5.88       8/01/2021              5,312
                                                                                                  -----------
                                                                                                       36,028
                                                                                                  -----------
              Total Consumer Staples                                                                   36,028
                                                                                                  -----------

              ENERGY (12.8%)
              -------------
              COAL & CONSUMABLE FUELS (0.3%)
     4,000    Alpha Natural Resources                                 9.75       4/15/2018              2,630
     5,000    Arch Coal, Inc.                                         9.88       6/15/2019              2,275
     2,000    Peabody Energy Corp.                                    7.88      11/01/2026              1,895
                                                                                                  -----------
                                                                                                        6,800
                                                                                                  -----------
              OIL & GAS DRILLING (0.1%)
     3,000    Paragon Offshore plc (b)                                7.25       8/15/2024              2,310
                                                                                                  -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
$    3,000    Basic Energy Services                                   7.75%      2/15/2019        $     2,940
     3,000    Brand Energy & Infrastructure Service, Inc. (b)         8.50      12/01/2021              3,004
     1,500    Compressco Partners, LP (b)                             7.25       8/15/2022              1,489
     5,000    Exterran Partners, LP                                   6.00       4/01/2021              4,850
     2,000    Global Geophysical Services, Inc. (c)                  10.50       5/01/2017                215
                                                                                                  -----------
                                                                                                       12,498
                                                                                                  -----------
              OIL & GAS EXPLORATION & PRODUCTION (4.7%)
     5,000    Alta Mesa Holdings, LP                                  9.63      10/15/2018              4,950
    10,000    Bill Barrett Corp.                                      7.00      10/15/2022              9,550
     5,000    BreitBurn Energy Partners, LP                           7.88       4/15/2022              4,822
     5,000    Carrizo Oil & Gas, Inc.                                 8.63      10/15/2018              5,225
     5,000    Comstock Resources, Inc.                                7.75       4/01/2019              4,925
     5,000    EP Energy, LLC & Everest Acquisition Finance,
                  Inc.                                                9.38       5/01/2020              5,487
     3,000    EV Energy Partners, LP                                  8.00       4/15/2019              2,970
     3,000    Forest Oil Corp.                                        7.50       9/15/2020              2,835
     3,000    Halcon Resources Corp.                                  9.25       2/15/2022              2,453
     2,000    Magnum Hunter Resources Corp.                           9.75       5/15/2020              2,000
     5,000    PDC Energy, Inc.                                        7.75      10/15/2022              5,276
     7,300    Penn Virginia Corp.                                     8.50       5/01/2020              7,172
     3,000    Quicksilver Resources, Inc.                             7.13       4/01/2016                630
     5,000    Quicksilver Resources, Inc. (a)                         7.00       6/21/2019              4,537
     3,000    Resolute Energy Corp.                                   8.50       5/01/2020              2,685
     5,000    Rex Energy Corp.                                        8.88      12/01/2020              5,300
     6,000    Rosetta Resources, Inc.                                 5.88       6/01/2022              5,790
     7,250    Sabine Oil & Gas, LLC                                   9.75       2/15/2017              6,924
     5,000    Samson Investment Co. (a)                               5.00       9/25/2018              4,645
     5,000    Samson Investment Co.                                   9.75       2/15/2020              3,725
    10,000    Sandridge Energy, Inc.                                  7.50       2/15/2023              8,950
     5,000    Ultra Petroleum Corp. (b)                               6.13      10/01/2024              4,756
                                                                                                  -----------
                                                                                                      105,607
                                                                                                  -----------
              OIL & GAS REFINING & MARKETING (0.3%)
     1,000    Citgo Petroleum Corp. (b)                               6.25       8/15/2022              1,023
     5,000    Northern Tier Energy, LLC & Northern Tier
                  Finance Corp.                                       7.13      11/15/2020              5,275
                                                                                                  -----------
                                                                                                        6,298
                                                                                                  -----------
              OIL & GAS STORAGE & TRANSPORTATION (6.9%)
     5,000    Atlas Pipeline, LP & Atlas Pipeline Finance
                  Corp.                                               6.63      10/01/2020              5,325
     5,000    Crestwood Midstream Partners, LP                        6.00      12/15/2020              5,087
     2,000    Crestwood Midstream Partners, LP                        6.13       3/01/2022              2,030
    15,000    DCP Midstream, LLC (b)                                  5.85       5/21/2043             14,887
     2,500    Energy Transfer Equity, LP                              7.50      10/15/2020              2,888
     5,000    Energy Transfer Partners, LP                            3.25(d)   11/01/2066              4,706
    12,250    Enterprise Products Operating, LLC                      7.00       6/01/2067             12,954
     9,000    Enterprise Products Operating, LLC                      7.03       1/15/2068             10,020
     5,000    Genesis Energy, LP & Genesis Energy Finance
                  Corp.                                               5.75       2/15/2021              5,031
     8,000    Martin Midstream Partners, LP                           7.25       2/15/2021              8,200
     3,000    NGL Energy Partners, LP (b)                             6.88      10/15/2021              3,203
    12,000    NGPL PipeCo, LLC (b)                                    7.12      12/15/2017             12,090
     3,000    NGPL PipeCo, LLC (b)                                    9.63       6/01/2019              3,210
     5,000    NGPL PipeCo, LLC (b)                                    7.77      12/15/2037              5,200
     5,000    ONEOK, Inc.                                             4.25       2/01/2022              4,946
     5,000    Penn Virginia Resource Partners, LP                     6.50       5/15/2021              5,350
     5,000    Regency Energy Partners, LP                             5.88       3/01/2022              5,350
    13,000    Sabine Pass Liquefaction, LLC                           5.63       2/01/2021             13,682
     2,000    Sabine Pass LNG, LP                                     6.50      11/01/2020              2,125

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$    5,000    Southern Union Co.                                      3.25%(d)  11/01/2066        $     4,194
     3,000    Targa Resources Partners, LP                            6.88       2/01/2021              3,240
     3,000    Targa Resources Partners, LP                            5.25       5/01/2023              3,165
     3,000    TEPPCO Partners, LP                                     7.00       6/01/2067              3,063
     5,000    Tesoro Logistics, LP & Tesoro Logistics Finance
                  Corp.                                               6.13      10/15/2021              5,162
     1,000    Tesoro Logistics, LP & Tesoro Logistics Finance
                  Corp. (b)                                           6.25      10/15/2022              1,037
    10,000    Williams Companies, Inc.                                4.55       6/24/2024              9,816
                                                                                                  -----------
                                                                                                      155,961
                                                                                                  -----------
              Total Energy                                                                            289,474
                                                                                                  -----------
              FINANCIALS (13.1%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
     5,000    Main Street Capital Corp.                               4.50      12/01/2019              4,977
    10,000    Prospect Capital Corp.                                  5.00       7/15/2019             10,329
     8,398    Walter Investment Management Corp. (a)                  4.75      12/11/2020              7,936
    10,000    Walter Investment Management Corp. (b)                  7.88      12/15/2021              9,450
                                                                                                  -----------
                                                                                                       32,692
                                                                                                  -----------
              CONSUMER FINANCE (0.3%)
     4,000    American Express Co.                                    6.80       9/01/2066              4,250
     3,000    Credit Acceptance Corp. (b)                             6.13       2/15/2021              3,120
                                                                                                  -----------
                                                                                                        7,370
                                                                                                  -----------
              DIVERSIFIED BANKS (0.8%)
     1,800    USB Realty Corp. (b)                                    1.38(d)            -(e)           1,665
    15,000    Wells Fargo & Co.                                       3.50       3/08/2022             15,526
                                                                                                  -----------
                                                                                                       17,191
                                                                                                  -----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000    Lehman Brothers Holdings, Inc. (c)                      5.75       4/25/2011                149
     1,500    Lehman Brothers Treasury Co. B.V. (c)                   6.88      12/29/2010                378
                                                                                                  -----------
                                                                                                          527
                                                                                                  -----------
              LIFE & HEALTH INSURANCE (3.1%)
     3,000    American Equity Investment Life Holding Co.             6.63       7/15/2021              3,180
     3,000    Forethought Financial Group (b)                         8.63       4/15/2021              3,428
    23,000    Lincoln National Corp.                                  7.00       5/17/2066             23,690
     2,000    MetLife, Inc.                                          10.75       8/01/2069              3,255
    10,000    Prudential Financial, Inc.                              5.20       3/15/2044             10,037
    25,465    StanCorp Financial Group, Inc.                          6.90       6/01/2067             26,420
                                                                                                  -----------
                                                                                                       70,010
                                                                                                  -----------
              MULTI-LINE INSURANCE (2.6%)
    21,299    Genworth Holdings, Inc.                                 6.15      11/15/2066             18,264
    25,000    Glen Meadow Pass-Through Trust (b)                      6.51       2/12/2067             24,718
    15,000    Nationwide Mutual Insurance Co. (b)                     5.81(d)   12/15/2024             15,019
                                                                                                  -----------
                                                                                                       58,001
                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     4,000    GE Capital Trust I                                      6.38      11/15/2067              4,288
     5,000    General Electric Capital Corp.                          6.25               -(e)           5,494
     1,000    Washington Mutual Bank (c)                              5.55       6/16/2010                289
                                                                                                  -----------
                                                                                                       10,071
                                                                                                  -----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
    10,000   AmTrust Financial Services, Inc.                         6.13       8/15/2023             10,490
     1,000   Assured Guaranty Municipal Holdings, Inc. (b)            6.40      12/15/2066                885
     2,300   Assured Guaranty U.S. Holdings, Inc.                     6.40      12/15/2066              2,162
     3,780   Hanover Insurance Group, Inc.                            8.21       2/03/2027              4,196
     5,400   Ironshore Holdings, Inc. (b)                             8.50       5/15/2020              6,510
     6,000   Liberty Mutual Group, Inc. (b)                           7.00       3/07/2067              6,270

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$    2,000    Zenith National Insurance Capital Trust I (b)           8.55%      8/01/2028        $     1,970
                                                                                                  -----------
                                                                                                       32,483
                                                                                                  -----------
              REAL ESTATE DEVELOPMENT (0.1%)
     2,500    Howard Hughes Corp. (b)                                 6.88      10/01/2021              2,656
                                                                                                  -----------
              REGIONAL BANKS (1.2%)
     1,000    AmSouth Bancorp.                                        6.75      11/01/2025              1,177
     6,940    First Tennessee Capital II                              6.30       4/15/2034              6,767
     1,500    M&T Capital Trust I                                     8.23       2/01/2027              1,518
     2,000    M&T Capital Trust II                                    8.28       6/01/2027              2,036
    10,409    Regions Bank                                            6.45       6/26/2037             12,616
     1,790    Regions Financial Corp.                                 7.38      12/10/2037              2,285
                                                                                                  -----------
                                                                                                       26,399
                                                                                                  -----------
              REINSURANCE (0.1%)
     2,000    Alterra USA Holdings Ltd. (b)                           7.20       4/14/2017              2,208
                                                                                                  -----------
              REITs - HEALTH CARE (0.5%)
     5,000    Aviv Heathcare Properties, LP                           6.00      10/15/2021              5,169
     2,000    CTR Partnership, LP & CareTrust Capital Corp.           5.88       6/01/2021              2,050
     4,000    Sabra Health Care, LP & Sabra Capital Corp.             5.50       2/01/2021              4,160
                                                                                                  -----------
                                                                                                       11,379
                                                                                                  -----------
              REITs - RETAIL (0.3%)
     3,000    Brixmor, LLC                                            5.30       1/15/2015              3,019
     2,675    Brixmor, LLC                                            5.25       9/15/2015              2,708
                                                                                                  -----------
                                                                                                        5,727
                                                                                                  -----------
              SPECIALIZED FINANCE (0.7%)
    10,000    National Rural Utilities Cooperative Finance
                  Corp.                                               4.75       4/30/2043              9,928
     5,000    PHH Corp.                                               6.38       8/15/2021              4,825
                                                                                                  -----------
                                                                                                       14,753
                                                                                                  -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
     5,000    Ocwen Financial Corp. (b)                               6.63       5/15/2019              4,725
                                                                                                  -----------
              Total Financials                                                                        296,192
                                                                                                  -----------

              HEALTH CARE (1.9%)
              -----------------
              HEALTH CARE EQUIPMENT (0.2%)
     5,000    Universal Hospital Services, Inc.                       7.63       8/15/2020              4,688
                                                                                                  -----------
              HEALTH CARE FACILITIES (0.7%)
     5,000    HCA, Inc.                                               5.25       4/15/2025              5,187
     5,000    Kindred Healthcare, Inc. (b)                            6.38       4/15/2022              4,950
     2,000    Tenet Healthcare Corp.                                  8.00       8/01/2020              2,135
     2,000    Tenet Healthcare Corp.                                  4.50       4/01/2021              2,013
                                                                                                  -----------
                                                                                                       14,285
                                                                                                  -----------
              HEALTH CARE SERVICES (0.3%)
     2,500    21st Century Oncology Holdings, Inc.                    9.88       4/15/2017              2,412
     2,000    DaVita HealthCare Partners, Inc.                        5.13       7/15/2024              2,044
     2,000    ResCare, Inc.                                          10.75       1/15/2019              2,145
                                                                                                  -----------
                                                                                                        6,601
                                                                                                  -----------
              HEALTH CARE SUPPLIES (0.4%)
     1,000    DJO Finance, LLC                                        9.75      10/15/2017              1,020
     3,000    DJO Finance, LLC                                        7.75       4/15/2018              3,045
     1,000    Halyard Health, Inc. (b)                                6.25      10/15/2022              1,025
     4,000    VWR Funding, Inc.                                       7.25       9/15/2017              4,215
                                                                                                  -----------
                                                                                                        9,305
                                                                                                  -----------
              PHARMACEUTICALS (0.3%)
     5,000    Mallinckrodt International Finance S.A.                 4.75       4/15/2023              4,813

================================================================================

5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$    2,000    Valeant Pharmaceuticals International, Inc. (b)         6.38%     10/15/2020        $     2,060
                                                                                                  -----------
                                                                                                        6,873
                                                                                                  -----------
              Total Health Care                                                                        41,752
                                                                                                  -----------

              INDUSTRIALS (7.7%)
              -----------------
              AEROSPACE & DEFENSE (0.9%)
    22,500    Textron Financial Corp. (b)                             6.00       2/15/2067             20,812
                                                                                                  -----------
              AIRLINES (3.5%)
       595    America West Airlines, Inc. Pass-Through Trust          6.87       7/02/2018                619
       506    America West Airlines, Inc. Pass-Through Trust          7.12       7/02/2018                550
     4,711    American Airlines, Inc. "B" Pass-Through Trust          5.63       1/15/2021              4,829
     5,941    American Airlines, Inc. Pass-Through Trust (b)          7.00       7/31/2019              6,312
     2,799    Continental Airlines, Inc. "B" Pass-Through Trust       6.25      10/11/2021              2,967
     5,000    Continental Airlines, Inc. Pass-Through Trust           6.13       4/29/2018              5,275
     2,718    Continental Airlines, Inc. Pass-Through Trust           5.50       4/29/2022              2,874
    20,000    Hawaiian Airlines Pass-Through Trust                    4.95       1/15/2022             19,200
     5,000    United Air Lines, Inc. "B" Pass-Through Trust           5.38       2/15/2023              5,050
     3,802    United Air Lines, Inc. Pass-Through Trust (b)          12.00       7/15/2017              4,153
     5,000    United Air Lines, Inc. Pass-Through Trust               4.63       3/03/2024              4,850
     7,000    US Airways Group, Inc. "B" Pass-Through Trust           5.38       5/15/2023              7,123
     5,201    US Airways Group, Inc. Pass-Through Trust               8.50      10/22/2018              5,669
     5,000    US Airways Group, Inc. Pass-Through Trust               5.45       6/03/2018              5,050
     2,462    US Airways Group, Inc. Pass-Through Trust               9.75       4/22/2020              2,862
     1,394    US Airways Group, Inc. Pass-Through Trust (INS)         7.08       9/20/2022              1,533
                                                                                                  -----------
                                                                                                       78,916
                                                                                                  -----------
              BUILDING PRODUCTS (0.2%)
     5,000    USG Corp. (b)                                           8.38      10/15/2018              5,242
                                                                                                  -----------
              COMMERCIAL PRINTING (0.4%)
     6,000    R.R. Donnelley & Sons Co.                               8.25       3/15/2019              7,065
     2,000    R.R. Donnelley & Sons Co.                               6.00       4/01/2024              2,005
                                                                                                  -----------
                                                                                                        9,070
                                                                                                  -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     5,000    Navistar International Corp.                            8.25      11/01/2021              5,159
                                                                                                  -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000    Artesyn Embedded Technologies, Inc. (b)                 9.75      10/15/2020              1,005
                                                                                                  -----------
              INDUSTRIAL MACHINERY (0.2%)
     5,000    Stanley Black & Decker, Inc.                            5.75      12/15/2053              5,412
                                                                                                  -----------
              RAILROADS (0.1%)
     1,250    Florida East Coast Holdings Corp. (b)                   6.75       5/01/2019              1,293
                                                                                                  -----------
              TRADING COMPANIES & DISTRIBUTORS (1.5%)
     6,034    ILFC E-Capital Trust I (b)                              4.84(d)   12/21/2065              5,732
    16,362    ILFC E-Capital Trust II (b)                             6.25(d)   12/21/2065             15,912
     5,000    International Lease Finance Corp.                       8.63       1/15/2022              6,213
     2,000    Jurassic Holdings III, Inc. (b)                         6.88       2/15/2021              2,020
     4,000    United Rentals North America, Inc.                      5.75      11/15/2024              4,205
                                                                                                  -----------
                                                                                                       34,082
                                                                                                  -----------
              TRUCKING (0.6%)
     4,000    Avis Budget Car Rental, LLC & Avis Budget
                  Finance, Inc. (b)                                   5.13       6/01/2022              3,962
     2,500    Avis Budget Car Rental, LLC & Avis Budget
                  Finance, Inc.                                       5.50       4/01/2023              2,525
     6,948    YRC Worldwide, Inc. (a)                                 8.25       2/13/2019              6,908
                                                                                                  -----------
                                                                                                       13,395
                                                                                                  -----------
              Total Industrials                                                                       174,386
                                                                                                  -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (2.3%)
              ----------------------------
              COMMUNICATIONS EQUIPMENT (0.3%)
$    3,500    Avaya, Inc. (b)                                         7.00%      4/01/2019        $     3,456
     3,500    Avaya, Inc. (b)                                        10.50       3/01/2021              3,084
                                                                                                  -----------
                                                                                                        6,540
                                                                                                  -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     4,750    First Data Corp. (b)                                    7.38       6/15/2019              5,047
     1,300    First Data Corp. (b)                                    6.75      11/01/2020              1,394
     5,200    First Data Corp.                                       11.25       1/15/2021              6,006
     4,000    Lender Processing Services, Inc.                        5.75       4/15/2023              4,260
     4,000    SunGard Data Systems, Inc.                              6.63      11/01/2019              4,160
     1,743    SunGard Data Systems, Inc. (a)                          4.00       3/08/2020              1,740
                                                                                                  -----------
                                                                                                       22,607
                                                                                                  -----------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
     5,000    Activision Blizzard, Inc. (b)                           5.63       9/15/2021              5,331
                                                                                                  -----------
              SYSTEMS SOFTWARE (0.5%)
     3,831    BMC Software Finance, Inc. (a)                          5.00       9/10/2020              3,795
     2,000    BMC Software Finance, Inc. (b)                          8.13       7/15/2021              1,925
     5,000    Sophia, LP (b)                                          9.75       1/15/2019              5,388
                                                                                                  -----------
                                                                                                       11,108
                                                                                                  -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.2%)
     5,000    Denali Borrower, LLC & Denali Finance Corp. (b)         5.63      10/15/2020              5,316
                                                                                                  -----------
              Total Information Technology                                                             50,902
                                                                                                  -----------

              MATERIALS (4.1%)
              ---------------
              ALUMINUM (0.2%)
     4,000    Aleris International, Inc.                              7.63       2/15/2018              4,145
                                                                                                  -----------
              COMMODITY CHEMICALS (0.4%)
     5,000    Hexion U.S. Finance Corp.                               8.88       2/01/2018              4,956
     5,000    Hexion U.S. Finance Corp.                               6.63       4/15/2020              5,025
                                                                                                  -----------
                                                                                                        9,981
                                                                                                  -----------
              DIVERSIFIED METALS & MINING (0.4%)
     5,000    Compass Minerals International, Inc. (b)                4.88       7/15/2024              4,925
     4,000    Thompson Creek Metals Co., Inc.                         7.38       6/01/2018              3,700
                                                                                                  -----------
                                                                                                        8,625
                                                                                                  -----------
              GOLD (0.1%)
     2,000    Allied Nevada Gold Corp. (b)                            8.75       6/01/2019                950
                                                                                                  -----------
              METAL & GLASS CONTAINERS (1.4%)
     2,000    Ardagh Packaging Finance plc (b)                        6.25       1/31/2019              2,020
     4,000    Ardagh Packaging Finance plc (b)                        9.13      10/15/2020              4,330
     4,988    BWAY Holding Co. (a)                                    5.50       8/14/2020              5,019
     8,500    Reynolds Group Issuer, Inc.                             7.88       8/15/2019              9,127
     9,000    Reynolds Group Issuer, Inc.                             9.88       8/15/2019              9,821
                                                                                                  -----------
                                                                                                       30,317
                                                                                                  -----------
              PAPER PACKAGING (0.3%)
     7,000    Sealed Air Corp. (b)                                    6.88       7/15/2033              7,350
                                                                                                  -----------
              PAPER PRODUCTS (0.5%)
     8,725    Mercer International, Inc.                              9.50      12/01/2017              9,205
     4,000    Verso Paper Holdings, LLC (b)                           8.75       2/01/2019              2,420
                                                                                                  -----------
                                                                                                       11,625
                                                                                                  -----------
              STEEL (0.8%)
    10,456    Allegheny Ludlum Corp.                                  6.95      12/15/2025             11,652

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$    2,600    Edgen Murray Corp. (b)                                  8.75%     11/01/2020        $     2,870
     4,000    JMC Steel Group (b)                                     8.25       3/15/2018              4,075
                                                                                                  -----------
                                                                                                       18,597
                                                                                                  -----------
              Total Materials                                                                          91,590
                                                                                                  -----------

              TELECOMMUNICATION SERVICES (5.2%)
              --------------------------------
              ALTERNATIVE CARRIERS (0.5%)
     5,000    Level 3 Financing, Inc. (b)                             6.13       1/15/2021              5,263
     5,000    TW Telecom Holdings, Inc.                               6.38       9/01/2023              5,712
                                                                                                  -----------
                                                                                                       10,975
                                                                                                  -----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
    10,000    CenturyLink, Inc.                                       5.80       3/15/2022             10,650
     5,000    Cogent Communications Finance, Inc. (b)                 5.63       4/15/2021              4,900
     5,000    Frontier Communications Corp.                           7.63       4/15/2024              5,400
     3,000    Frontier Communications Corp.                           6.88       1/15/2025              3,045
     9,000    Frontier Communications Corp.                           9.00       8/15/2031              9,810
    10,000    Verizon Communications, Inc.                            4.50       9/15/2020             10,866
    10,000    Windstream Corp.                                        7.50       6/01/2022             10,662
     3,000    Windstream Corp.                                        6.38       8/01/2023              3,034
                                                                                                  -----------
                                                                                                       58,367
                                                                                                  -----------
              WIRELESS TELECOMMUNICATION SERVICES (2.2%)
    12,000    Sprint Communications, Inc.                             7.00       8/15/2020             12,780
     6,000    Sprint Communications, Inc.                             6.00      11/15/2022              6,007
    10,000    Sprint Corp. (b)                                        7.25       9/15/2021             10,600
     5,000    Sprint Corp. (b)                                        7.88       9/15/2023              5,425
     4,000    T-Mobile USA, Inc.                                      6.63      11/15/2020              4,230
     4,500    T-Mobile USA, Inc.                                      6.13       1/15/2022              4,680
     5,000    T-Mobile USA, Inc.                                      6.50       1/15/2024              5,250
                                                                                                  -----------
                                                                                                       48,972
                                                                                                  -----------
              Total Telecommunication Services                                                        118,314
                                                                                                  -----------

              UTILITIES (4.7%)
              ---------------
              ELECTRIC UTILITIES (2.0%)
        43    FPL Energy National Wind Portfolio, LLC (b)             6.13       3/25/2019                 43
        91    FPL Energy Wind Funding, LLC (b)                        6.88       6/27/2017                 91
     2,000    NextEra Energy Capital Holdings, Inc.                   6.35      10/01/2066              1,986
     2,000    NextEra Energy Capital Holdings, Inc.                   6.65       6/15/2067              2,031
     2,000    NextEra Energy Capital Holdings, Inc.                   7.30       9/01/2067              2,165
    24,630    PPL Capital Funding, Inc.                               6.70       3/30/2067             24,982
    17,134    Texas Competitive Electric Holdings Co., LLC (a)        4.65      10/10/2017             12,514
     3,000    Texas Competitive Electric Holdings Co., LLC (b),(c)   11.50      10/01/2020              2,423
                                                                                                  -----------
                                                                                                       46,235
                                                                                                  -----------
              GAS UTILITIES (0.2%)
     4,000    Southern Star Central Corp. (b)                         5.13       7/15/2022              4,070
                                                                                                  -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.7%)
     7,000    AES Corp.                                               7.38       7/01/2021              8,022
     5,000    Calpine Corp.                                           5.75       1/15/2025              5,069
     4,000    DPL, Inc. (b)                                           6.75      10/01/2019              4,150
     5,000    Dynegy Finance I , Inc. & Dynegy Finance II,
                  Inc. (b)                                            7.38      11/01/2022              5,294
    15,000    Genon Energy, Inc.                                      9.88      10/15/2020             15,637
                                                                                                  -----------
                                                                                                       38,172
                                                                                                  -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (1.0%)
$   10,790    Integrys Energy Group, Inc.                             6.11%     12/01/2066        $    10,984
    11,025    Puget Sound Energy, Inc.                                6.97       6/01/2067             11,478
                                                                                                  -----------
                                                                                                       22,462
                                                                                                  -----------
              Total Utilities                                                                         105,645
                                                                                                  -----------
              Total Corporate Obligations (cost: $1,352,270)                                        1,422,695
                                                                                                  -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (12.8%)

              CONSUMER DISCRETIONARY (0.7%)
              ----------------------------
              CABLE & SATELLITE (0.7%)
     2,000    Altice S.A. (b)                                         7.75       5/15/2022              2,105
     5,000    Nara Cable Funding Ltd. (b)                             8.88      12/01/2018              5,251
     3,000    Numericable Group S.A. (b)                              4.88       5/15/2019              3,004
     5,000    Numericable Group S.A. (b)                              6.00       5/15/2022              5,119
     1,000    Virgin Media Finance plc (b)                            6.00      10/15/2024              1,044
                                                                                                  -----------
                                                                                                       16,523
                                                                                                  -----------
              Total Consumer Discretionary                                                             16,523
                                                                                                  -----------

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
     1,000    JBS Investments GmbH (b)                                7.25       4/03/2024              1,065
     3,000    Minerva Luxembourg S.A.                                 7.75       1/31/2023              3,143
                                                                                                  -----------
                                                                                                        4,208
                                                                                                  -----------
              Total Consumer Staples                                                                    4,208
                                                                                                  -----------

              FINANCIALS (3.1%)
              ----------------
              DIVERSIFIED BANKS (0.7%)
     1,000    Barclays Bank plc (b)                                   5.93               -(e)           1,049
     3,500    BayernLB Capital Trust l                                6.20               -(e)           3,124
     5,000    Royal Bank of Scotland Group plc                        7.64               -(e)           5,313
     5,000    Royal Bank of Scotland Group plc                        9.50       3/16/2022              5,725
                                                                                                  -----------
                                                                                                       15,211
                                                                                                  -----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000    Deutsche Bank Capital Trust IV                          4.59               -(e)           4,875
                                                                                                  -----------
              LIFE & HEALTH INSURANCE (0.1%)
     2,000    Great-West Life & Annuity Insurance Capital, LP (b)     7.15       5/16/2046              2,080
                                                                                                  -----------

              MULTI-LINE INSURANCE (0.2%)
     5,000    AXA S.A. (b)                                            6.46               -(e)           5,247
                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,000    ING Capital Funding Trust III                           3.83(d)            -(e)           2,005
     6,986    ING Groep N.V.                                          5.78               -(e)           7,160
                                                                                                  -----------
                                                                                                        9,165
                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (1.2%)
    22,000    QBE Capital Funding III Ltd. (b)                        7.25       5/24/2041             23,901
     4,000    XL Group plc                                            6.50               -(e)           3,848
                                                                                                  -----------
                                                                                                       27,749
                                                                                                  -----------
              REINSURANCE (0.3%)
     5,000    Swiss Re Capital I, LP (b)                              6.85               -(e)           5,269
                                                                                                  -----------
              Total Financials                                                                         69,596
                                                                                                  -----------

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (2.2%)
              -----------------
              AEROSPACE & DEFENSE (0.1%)
$    2,000    Bombardier, Inc. (b)                                    6.13%      1/15/2023        $     2,065
                                                                                                  -----------
              AIRLINES (0.9%)
     1,000    Air Canada (b)                                          7.75       4/15/2021              1,050
    11,539    Air Canada "B" Pass-Through Trust (b)                   5.38      11/15/2022             11,683
     2,500    Air Canada "C" Pass-Through Trust (b)                   6.63       5/15/2018              2,583
     4,062    Virgin Australia Holdings Ltd. Pass-Through
                  Trust (b)                                           7.13      10/23/2018              4,194
                                                                                                  -----------
                                                                                                       19,510
                                                                                                  -----------
              INDUSTRIAL MACHINERY (0.2%)
     5,000    Dynacast International, LLC                             9.25       7/15/2019             5,369
                                                                                                  -----------
              MARINE (0.7%)
     1,000    Navios Maritime Acquisition Corp. (b)                   8.13      11/15/2021              1,023
     5,000    Navios Maritime Holdings, Inc.                          8.13       2/15/2019              4,863
    10,000    Navios Maritime Holdings, Inc. (b)                      7.38       1/15/2022             10,087
                                                                                                  -----------
                                                                                                       15,973
                                                                                                  -----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     5,250    Ashtead Capital, Inc. (b)                               6.50       7/15/2022              5,696
                                                                                                  -----------
              Total Industrials                                                                        48,613
                                                                                                  -----------

              INFORMATION TECHNOLOGY (0.2%)
              ----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     2,000    MMI International Ltd. (b)                              8.00       3/01/2017              2,015
                                                                                                  -----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     4,000    Global A&T Electronics (b)                             10.00       2/01/2019              3,565
                                                                                                  -----------
              Total Information Technology                                                              5,580
                                                                                                  -----------

              MATERIALS (4.4%)
              ---------------
              COMMODITY CHEMICALS (0.5%)
    10,000    Braskem Finance Ltd.                                    6.45       2/03/2024             10,633
                                                                                                  -----------
              CONSTRUCTION MATERIALS (0.5%)
     1,000    CEMEX Finance, LLC (b)                                  9.38      10/12/2022              1,158
     1,500    CEMEX Finance, LLC (b)                                  6.00       4/01/2024              1,533
       215    CEMEX S.A. de C.V. (b)                                  9.00       1/11/2018                228
     3,000    CEMEX S.A. de C.V. (b)                                  6.50      12/10/2019              3,221
     5,000    Companhia Brasileira de Aluminio (b)                    4.75       6/17/2024              4,862
                                                                                                  -----------
                                                                                                       11,002
                                                                                                  -----------
              DIVERSIFIED METALS & MINING (0.8%)
       700    First Quantum Minerals Ltd. (b)                         7.25       5/15/2022                684
    10,000    Glencore Funding, LLC (b)                               4.13       5/30/2023              9,978
     1,000    Imperial Metals Corp. (b)                               7.00       3/15/2019                945
     5,000    Vedanta Resources plc (b)                               8.25       6/07/2021              5,472
                                                                                                  -----------
                                                                                                       17,079
                                                                                                  -----------
              GOLD (1.0%)
     3,000    AuRico Gold, Inc. (b)                                   7.75       4/01/2020              2,955
     5,000    Eldorado Gold Corp. (b)                                 6.13      12/15/2020              4,975
     5,000    New Gold, Inc. (b)                                      6.25      11/15/2022              4,912
     4,000    Newcrest Finance Property Ltd. (b)                      4.20      10/01/2022              3,638
     6,000    St. Barbara Ltd. (b)                                    8.88       4/15/2018              4,860
                                                                                                  -----------
                                                                                                       21,340
                                                                                                  -----------
              PAPER PACKAGING (0.3%)
     6,200    Smurfit Kappa Treasury Funding Ltd.                     7.50      11/20/2025              7,192
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.2%)
$    5,000    Sappi Papier Holding GmbH (b)                           6.63%      4/15/2021        $     5,225
                                                                                                  -----------
              PRECIOUS METALS & MINERALS (0.2%)
     5,000    Fresnillo plc (b)                                       5.50      11/13/2023              5,284
                                                                                                  -----------
              STEEL (0.9%)
    15,000    ArcelorMittal                                           7.50      10/15/2039             16,088
     5,000    FMG Resources (August 2006) Pty Ltd. (b)                6.88       4/01/2022              5,181
                                                                                                  -----------
                                                                                                       21,269
                                                                                                  -----------
              Total Materials                                                                          99,024
                                                                                                  -----------

              TELECOMMUNICATION SERVICES (0.4%)
              --------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     5,000    Digicel Ltd. (b)                                        6.00       4/15/2021              5,063
     3,000    NII Capital Corp. (c)                                   8.88      12/15/2019                975
     2,000    NII Capital Corp. (c)                                   7.63       4/01/2021                410
     3,500    NII International Telecom SCA (b),(c)                   7.88       8/15/2019              2,275
                                                                                                  -----------
                                                                                                        8,723
                                                                                                  -----------
              Total Telecommunication Services                                                          8,723
                                                                                                  -----------

              UTILITIES (1.6%)
              ---------------
              ELECTRIC UTILITIES (1.3%)
     5,000    EDP Finance B.V. (b)                                    5.25       1/14/2021              5,201
    10,000    Electricite De France S.A. (b)                          5.25               -(e)          10,400
    10,975    Enel S.p.A. (b)                                         8.75       9/24/2073             12,868
                                                                                                  -----------
                                                                                                       28,469
                                                                                                  -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     7,000    AES Gener S.A. (b)                                      8.38      12/18/2073              7,866
                                                                                                  -----------
              Total Utilities                                                                          36,335
                                                                                                  -----------
              Total Eurodollar and Yankee Obligations (cost: $270,320)                                288,602
                                                                                                  -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              ----------------
     3,042    Wells Fargo Mortgage Backed Securities Trust
                  (cost: $2,948)                                      4.85(d)    4/25/2035              2,931
                                                                                                  -----------

              COMMERCIAL MORTGAGE SECURITIES (4.9%)

              FINANCIALS (4.9%)
              ----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.9%)
     2,444    Banc of America Commercial Mortgage, Inc. (b)           5.23      12/10/2042              2,290
     6,900    Banc of America Commercial Mortgage, Inc.               5.42      10/10/2045              7,143
         6    Banc of America Commercial Mortgage, Inc. (b)           5.46       9/10/2047                  6
       487    Banc of America Commercial Mortgage, Inc. (b)           5.94       9/10/2047                500
     5,000    Banc of America Commercial Mortgage, Inc.               6.29       2/10/2051              5,376
     2,500    Bear Stearns Commercial Mortgage Securities, Inc.       5.44      12/11/2040              2,469
     8,610    Bear Stearns Commercial Mortgage Securities, Inc. (b)   5.66       9/11/2041              8,404
     5,000    Bear Stearns Commercial Mortgage Securities, Inc.       5.57       1/12/2045              5,115
     5,278    CD Commercial Mortgage Trust                            5.69      10/15/2048              5,152
     2,500    Citigroup Commercial Mortgage Trust                     5.78       3/15/2049              2,609
     5,497    Citigroup Commercial Mortgage Trust                     6.13      12/10/2049              5,559
     2,950    Credit Suisse Commercial Mortgage Pass-Through Trust    5.81       6/15/2038              3,031

================================================================================

11  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)         SECURITY                                                RATE        MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$   15,000    Credit Suisse Commercial Mortgage Pass-Through Trust    0.34%      2/15/2040        $    12,938
     7,110    GE Capital Commercial Mortgage Corp.                    5.27       3/10/2044              7,127
     5,000    GE Capital Commercial Mortgage Corp.                    5.31      11/10/2045              5,050
     2,000    GMAC Commercial Mortgage Securities, Inc.               4.97      12/10/2041              2,034
     2,658    GS Mortgage Securities Corp. II                         5.77       8/10/2038              2,655
     2,830    J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    4.97       9/12/2037              2,719
     3,750    Merrill Lynch Mortgage Trust                            5.24       7/12/2038              3,688
     5,000    Merrill Lynch Mortgage Trust                            5.67       5/12/2039              5,038
     5,000    Merrill Lynch Mortgage Trust                            5.05       8/12/2039              5,008
     4,000    Morgan Stanley Capital I Trust                          5.49       3/12/2044              4,052
     1,445    Morgan Stanley Capital I, Inc.                          5.17       8/13/2042              1,469
     2,000    Wachovia Bank Commercial Mortgage Trust (b)             4.99       5/15/2044              1,947
     4,000    Wachovia Bank Commercial Mortgage Trust                 5.36      12/15/2044              4,078
     5,000    Wachovia Bank Commercial Mortgage Trust                 5.37      11/15/2048              4,985
                                                                                                  -----------
                                                                                                      110,442
                                                                                                  -----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                  SECURITIES (0.0%)
      609     Credit Suisse First Boston Corp., acquired
                  6/13/2003; cost $29(f)                              1.78       5/17/2040                 26
                                                                                                  -----------
              Total Financials                                                                        110,468
                                                                                                  -----------
              Total Commercial Mortgage Securities (cost: $107,198)                                   110,468
                                                                                                  -----------

              MUNICIPAL BONDS (0.1%)

              CASINOS & GAMING (0.1%)

     5,142    Mashantucket (Western) Pequot Tribe (g)
                  (cost: $2,896)                                      7.35       7/01/2026              1,236
                                                                                                  -----------

              EXCHANGE-TRADED FUNDS (0.3%)

              EXCHANGE-TRADED FUNDS (0.3%)
              ---------------------------
       198    SPDR Barclays High Yield Bond Fund
                  (cost: $8,043)                                                                        7,977
                                                                                                  -----------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (13.6%)

              COMMON STOCKS (5.1%)

              CONSUMER DISCRETIONARY (1.0%)
              ----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400    LVMH Moet Hennessy Louis Vuitton S.A. ADR                                                 1,975
                                                                                                  -----------
              AUTO PARTS & EQUIPMENT (0.3%)
    33,600    Johnson Controls, Inc.                                                                    1,588
    58,059    Lear Corp.                                                                                5,370
                                                                                                  -----------
                                                                                                        6,958
                                                                                                  -----------
              CABLE & SATELLITE (0.3%)
    20,000    Charter Communications, Inc. "A"*                                                         3,168
    72,680    Comcast Corp. "A"                                                                         4,023
                                                                                                  -----------
                                                                                                        7,191
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              CASINOS & GAMING (0.0%)
    13,500    Las Vegas Sands Corp.                                                               $       841
                                                                                                  -----------
              GENERAL MERCHANDISE STORES (0.1%)
    30,435    Target Corp.                                                                              1,881
                                                                                                  -----------
              HOME FURNISHINGS (0.1%)
    54,070    Tempur Sealy International, Inc.*                                                         2,846
                                                                                                  -----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400    Hyatt Hotels Corp. "A"*                                                                   1,504
                                                                                                  -----------
              Total Consumer Discretionary                                                             23,196
                                                                                                  -----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.1%)
    28,400    CVS Health Corp.                                                                          2,437
                                                                                                  -----------
              HOUSEHOLD PRODUCTS (0.1%)
    11,242    Kimberly-Clark Corp.                                                                      1,284
                                                                                                  -----------
              PACKAGED FOODS & MEAT (0.1%)
    15,530    Keurig Green Mountain, Inc.                                                               2,357
                                                                                                  -----------
              Total Consumer Staples                                                                    6,078
                                                                                                  -----------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     8,522    Chevron Corp.                                                                             1,022
    32,263    Royal Dutch Shell plc ADR                                                                 2,316
                                                                                                  -----------
                                                                                                        3,338
                                                                                                  -----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602    Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(f),(h)                      1,706
                                                                                                  -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    22,883    Thunderbird Resources Equity, Inc., acquired 5/27/2014; cost $1,821*(f),(h)               1,821
                                                                                                  -----------
              Total Energy                                                                              6,865
                                                                                                  -----------
              FINANCIALS (1.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   202,000    Prospect Capital Corp.                                                                    1,935
                                                                                                  -----------
              DIVERSIFIED BANKS (0.0%)
    18,507    JPMorgan Chase & Co.                                                                      1,119
                                                                                                  -----------
              LIFE & HEALTH INSURANCE (0.1%)
    21,952    MetLife, Inc.                                                                             1,191
                                                                                                  -----------
              REGIONAL BANKS (0.0%)
    27,800    BB&T Corp.                                                                                1,053
                                                                                                  -----------
              REITS - MORTGAGE (0.5%)
   140,100    Hatteras Financial Corp.                                                                  2,667
   475,600    MFA Financial, Inc.                                                                       3,986
   361,200    Two Harbors Investment Corp.                                                              3,659
                                                                                                  -----------
                                                                                                       10,312
                                                                                                  -----------
              REITS - SPECIALIZED (0.1%)
    40,677    Crown Castle International Corp.                                                          3,178
                                                                                                  -----------
              SPECIALIZED FINANCE (0.1%)
    35,130    CME Group, Inc.                                                                           2,944
                                                                                                  -----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241    People's United Financial, Inc.                                                           1,685
                                                                                                  -----------

================================================================================

13  | USAA High Income Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              Total Financials                                                                    $    23,417
                                                                                                  -----------
              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
     3,407    Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(f),(h)                         233
                                                                                                  -----------
              PHARMACEUTICALS (0.4%)
    22,300    AbbVie, Inc.                                                                              1,415
    21,662    Johnson & Johnson                                                                         2,335
    50,900    Merck & Co., Inc.                                                                         2,949
    27,607    Novartis AG ADR                                                                           2,559
                                                                                                  -----------
                                                                                                        9,258
                                                                                                  -----------
              Total Health Care                                                                         9,491
                                                                                                  -----------
              INDUSTRIALS (0.2%)
              ------------------
              AIRLINES (0.1%)
    46,000    United Continental Holdings, Inc.*                                                        2,429
                                                                                                  -----------
              COMMERCIAL PRINTING (0.0%)
     2,060    Quad Graphics, Inc.                                                                          46
                                                                                                  -----------
              INDUSTRIAL CONGLOMERATES (0.1%)
    83,000    General Electric Co.                                                                      2,142
                                                                                                  -----------
              Total Industrials                                                                         4,617
                                                                                                  -----------
              INFORMATION TECHNOLOGY (0.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
     9,266    CDK Global, Inc.*                                                                           312
                                                                                                  -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798    Automatic Data Processing, Inc.                                                           2,273
                                                                                                  -----------
              SEMICONDUCTORS (0.1%)
    74,500    Intel Corp.                                                                               2,534
                                                                                                  -----------
              SYSTEMS SOFTWARE (0.2%)
    61,150    Microsoft Corp.                                                                           2,871
                                                                                                  -----------
              Total Information Technology                                                              7,990
                                                                                                  -----------
              MATERIALS (1.0%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
    61,015    LyondellBasell Industries N.V. "A"                                                        5,591
                                                                                                  -----------
              CONSTRUCTION MATERIALS (0.1%)
       596    Panolam Holdings Co., acquired 1/20/2010; cost $315*(f),(h)                               1,139
                                                                                                  -----------
              GOLD (0.2%)
   245,000    Alamos Gold, Inc.                                                                         1,830
    56,750    Goldcorp, Inc.                                                                            1,066
    33,650    Newmont Mining Corp.                                                                        631
                                                                                                  -----------
                                                                                                        3,527
                                                                                                  -----------
              PAPER PRODUCTS (0.2%)
    54,650    Clearwater Paper Corp.*                                                                   3,517
    39,300    International Paper Co.                                                                   1,989
       534    Resolute Forest Products*                                                                    10
                                                                                                  -----------
                                                                                                        5,516
                                                                                                  -----------
              SPECIALTY CHEMICALS (0.3%)
   172,882    MPM Holdings, Inc.*(h)                                                                    5,727
                                                                                                  -----------
              Total Materials                                                                          21,500
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    50,503    AT&T, Inc.                                                                          $     1,760
    63,000    CenturyLink, Inc.                                                                         2,613
    50,650    Verizon Communications, Inc.                                                              2,545
                                                                                                  -----------
                                                                                                        6,918
                                                                                                  -----------
              Total Telecommunication Services                                                          6,918
                                                                                                  -----------
              UTILITIES (0.2%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   325,000    AES Corp.                                                                                 4,573
                                                                                                  -----------
              Total Common Stocks (cost: $82,665)                                                     114,645
                                                                                                  -----------
              PREFERRED STOCKS (8.5%)

              CONSUMER STAPLES (1.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.7%)
   400,000    CHS, Inc., 7.10%, cumulative redeemable, perpetual                                       10,865
   200,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                              5,730
   200,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)               21,781
                                                                                                  -----------
                                                                                                       38,376
                                                                                                  -----------
              Total Consumer Staples                                                                   38,376
                                                                                                  -----------
              ENERGY (3.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    17,000    Chesapeake Energy Corp., 5.75%, perpetual (b)                                            18,732
                                                                                                  -----------
              OIL & GAS STORAGE & TRANSPORTATION (2.3%)
     5,061    El Paso, LLC, 7.80%                                                                       6,250
 1,730,117    NuStar Logistics, LP, 7.63%                                                              46,337
                                                                                                  -----------
                                                                                                       52,587
                                                                                                  -----------
              Total Energy                                                                             71,319
                                                                                                  -----------
              FINANCIALS (2.7%)
              -----------------
              CONSUMER FINANCE (0.5%)
     3,000    Ally Financial, Inc., 7.00%, perpetual(b)                                                 3,019
   320,000    GMAC Capital Trust I, 8.13%, cumulative redeemable                                        8,554
                                                                                                  -----------
                                                                                                       11,573
                                                                                                  -----------
              DIVERSIFIED BANKS (0.3%)
     8,000    US Bancorp, 7.19%, perpetual                                                              6,526
                                                                                                  -----------
              LIFE & HEALTH INSURANCE (0.3%)
   274,059    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                6,826
                                                                                                  -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    36,000    ING Groep N.V., 7.20%, perpetual                                                            928
    26,500    ING Groep N.V., 7.38%, perpetual                                                            677
                                                                                                  -----------
                                                                                                        1,605
                                                                                                  -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    $3,000    Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                            3,090
                                                                                                  -----------
              REGIONAL BANKS (0.1%)
     1,515    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                   1,502
                                                                                                  -----------

================================================================================

15  | USAA High Income Fund

================================================================================

                                                                                                       MARKET
NUMBER OF                                                                                               VALUE
SHARES        SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              REINSURANCE (0.0%)
     3,000    American Overseas Group Ltd., 7.50%, non-cumulative,
                  acquired 1/23/2007 - 3/02/2007; cost $3,109*(f),(h)                             $       750
                                                                                                  -----------
              REITs - HOTEL & RESORT (0.2%)
   210,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                    5,299
                                                                                                  -----------
              REITs - INDUSTRIAL (0.5%)
   185,741    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                        11,777
                                                                                                  -----------
              REITs - OFFICE (0.3%)
   240,000    CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      6,111
                                                                                                  -----------
              REITs - RESIDENTIAL (0.3%)
   100,000    Equity Residential Properties Trust, depositary shares, Series K,
                  8.29%, cumulative redeemable, perpetual                                               6,253
                                                                                                  -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    20,000    Freddie Mac, 6.02%, perpetual*                                                               65
    80,000    Freddie Mac, 8.38%, perpetual*                                                              348
                                                                                                  -----------
                                                                                                          413
                                                                                                  -----------
              Total Financials                                                                         61,725
                                                                                                  -----------
              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   627,000    Qwest Corp., 7.38%                                                                       16,540
                                                                                                  -----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    29,100    Southern California Edison, Series D, 6.50%,
                  cumulative redeemable, perpetual                                                      3,066
                                                                                                  -----------
              Total Preferred Stocks (cost: $179,962)                                                 191,026
                                                                                                  -----------
              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              CABLE & SATELLITE (0.0%)
     5,016    Charter Communications Inc. "A"*(cost: $28)                                                 547
                                                                                                  -----------
              Total Equity Securities (cost: $262,655)                                                306,218
                                                                                                  -----------

PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                             RATE           MATURITY
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.1%)

              COMMERCIAL PAPER (4.1%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
$    8,508    Carnival Corp. (b),(i)                              0.27%        11/13/2014               8,507
                                                                                                  -----------
              ENERGY (1.3%)
              -------------
              OIL & GAS DRILLING (0.4%)
     8,720    Nabors Industries, Inc. (b),(i)                     0.30         11/07/2014               8,719
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)         SECURITY                                            RATE           MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.9%)
$    6,278    Apache Corp. (b),(i)                                0.30%        11/05/2014      $        6,278
     7,000    Talisman Energy, Inc. (b),(i)                       0.55         11/10/2014               6,999
     7,000    Talisman Energy, Inc. (b),(i)                       0.55         11/14/2014               6,999
                                                                                                  -----------
                                                                                                       20,276
                                                                                                  -----------
              Total Energy                                                                             28,995
                                                                                                  -----------
              INDUSTRIALS (0.4%)
              ------------------
              INDUSTRIAL MACHINERY (0.4%)
    10,507    Pentair Finance S.A. (b),(i)                        0.32         11/25/2014              10,505
                                                                                                  -----------
              MATERIALS (1.6%)
              ----------------
              DIVERSIFIED CHEMICALS (0.6%)
    14,012    Lyondellbasell Industies N.V. (b),(i)               0.26         11/03/2014              14,012
                                                                                                  -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     7,886    Agrium, Inc. (i)                                    0.27         11/05/2014               7,886
                                                                                                  -----------
              SPECIALTY CHEMICALS (0.6%)
    14,092    PPG Industries, Inc.                                0.29         11/04/2014              14,092
                                                                                                  -----------
              Total Materials                                                                          35,990
                                                                                                  -----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     9,462    Duke Energy Corp. (b),(i)                           0.23         11/06/2014               9,462
                                                                                                  -----------
              Total Money Market Instruments (cost: $93,458)                                           93,459
                                                                                                  -----------
              TOTAL INVESTMENTS (COST: $2,099,788)                                                $ 2,233,586
                                                                                                  ===========

($ in 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                               (LEVEL 1)        (LEVEL 2)     (LEVEL 3)
                                             QUOTED PRICES        OTHER      SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                MARKETS        OBSERVABLE       INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                      $            --   $ 1,422,695   $         --      $     1,422,695
 Eurodollar and Yankee Obligations                       --       288,602             --              288,602
 Collateralized Mortgage Obligations                     --         2,931             --                2,931
 Commercial Mortgage Securities                          --       110,468             --              110,468
 Municipal Bonds                                         --         1,236             --                1,236
 Exchange-Traded Funds                                7,977            --             --                7,977
Equity Securities:
 Common Stocks                                      104,019         5,727          4,899              114,645
 Preferred Stocks                                    25,094       165,182            750              191,026
 Warrants                                               547            --             --                  547
Money Market Instruments:
 Commercial Paper                                        --        93,459             --               93,459
-------------------------------------------------------------------------------------------------------------
Total                                        $      137,637   $ 2,090,300   $      5,649      $     2,233,586
-------------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA High Income Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     COMMON STOCKS      PREFERRED STOCKS
----------------------------------------------------------------------------------------
Balance as of July 31, 2014                                 $5,044                  $750
Purchases                                                                              -
Sales                                                          (12)                    -
Transfers into Level 3                                           -                     -
Transfers out of Level 3                                         -                     -
Net realized gain (loss) on investments                       (957)                    -
Change in net unrealized appreciation/depreciation
    of investments                                             824                     -
----------------------------------------------------------------------------------------
Balance as of October 31, 2014                              $4,899                  $750
----------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

19  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A3. Additionally, certain bonds, valued based on methods discussed in Note A1, and commercial paper, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are supported by: values ascribed to the stock in recent equity compensation awards, values assigned in the recent restructuring, or discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

21  | USAA High Income Fund

================================================================================

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                      FAIR VALUE AT                        SIGNIFICANT
                     OCTOBER 31, 2014    VALUATION         UNOBSERVABLE
ASSETS                 ($ IN 000's)     TECHNIQUE(s)         INPUT(s)               RANGE
EQUITY SECURITIES:

Common Stocks             $1,372          Market       Revenue Multiple(a)      0.7x - 1.2x
                                        Comparables
                                                       EBITDA                   4.1x - 12.4x
                                                       Multiple(a)
                                                       Discount for lack
                                                         of marketability(b)        25%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $177,750,000 and $43,952,000, respectively, resulting in net unrealized appreciation of $133,798,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,258,460,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.3% of net assets at October 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

================================================================================

23  | USAA High Income Fund

================================================================================

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds the Board, unless otherwise noted as illiquid.
(c) At October 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2014.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $5,675,000, which represented 0.3% of the Fund's net assets.
(g) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(h) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $11,376,000, which represented 0.5% of the Fund's net assets.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

*     Non-income-producing security.

================================================================================

25  | USAA High Income Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------